Inventories - Movements in Obsolescence Allowances (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Inventories [Abstract]
Inventory obsolescence allowances, Opening balance	kr 3,386	kr 2,611	kr 2,425
Additions, net	2,266	2,228	1,079
Utilization	(1,781)	(1,459)	(987)
Translation differences	(244)	22	94
Balances regarding acquired/divested businesses		(16)
Inventory obsolescence allowances, Closing balance	kr 3,627	kr 3,386	kr 2,611